Provisions - Summary of Provisions (Detail) - CAD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of Provisions [line items]
Decommissioning liability	$ 172.6	$ 182.3	$ 121.6
Office lease provision (existing)	9.4	17.5	$ 25.6
Total	182.0	199.8
Current portion	32.1	34.1
Non-current portion	$ 149.9	$ 165.7